Loans Payable (Details Narrative) - Canada Emergency Business Account - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Accrued interest		$ 937	$ 214
Loan agreements amount	$ 60,000
Loan agreements, description	an initial expiry date of December 31, 2022 (amended to January 18, 2024) and interest rate of nil% per annum during this initial term. The CEBA term loan agreements also provide for an extended maturity date of December 31, 2026 (amended from December 31, 2025) and interest rate of 5% per annum during the extended term
Accretion expense		$ 15,949	$ 2,281	$ 5,441